Significant Accounting Policies - Schedule of Fair Value of the Overallotment Liability (Detail)		12 Months Ended
	Aug. 03, 2021	Dec. 31, 2022
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability measurement input	0.05	0.05
Dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability measurement input	0	0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability measurement input	5	5
Expected life (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of overallotment liability term	1 month 6 days	1 month 13 days